LAND USE RIGHTS - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended			12 Months Ended
	Sep. 30, 2011	Jul. 31, 2011	Aug. 01, 2011	Dec. 31, 2011	Dec. 31, 2009 Property	Dec. 31, 2010
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Land use right				$ 23,884		$ 18,009
Amortization expenses				220
Land Use Rights
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Pieces of land to be acquired					2
Land use right						18,009
Acquired land use right term		50 years
Additional consideration paid to acquire land use right			5,025
Local levy paid related to acquisition of land use right	151
Aggregate amount of the consideration paid				24,105
Exchange rate effect on consideration paid to acquire land use right				920
Amortization expenses				$ 220